UNITED STATES
                            SECURITIES AND EXCHANGE COMMISSION
                                  Washington, D.C. 20549

                                       FORM 13F

                                  FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 1999

Check here if Amendment [     ]; Amendment Number:
This Amendment (Check only one.): [     ] is a restatement.
                                  [     ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Tukman Capital Management, Inc.
Address:    60 E. Sir Francis Drake Blvd., Suite 204
            Larkspur, CA 94939

13F File Number:      28-1445

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Daniel L. Grossman
Title:       Vice President
Phone:       415-461-6833
Signature, Place, and Date of Signing:

/s/ Daniel L. Grossman        Larkspur, California      November 8, 1999


Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT

[   ] 13F NOTICE

[   ] 13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.
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                          FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             0

Form 13F Information Table Entry Total:       16

Form 13F Information Table Value Total:       $7,080,867

List of Other Included Managers:              None

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
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   VALUE(K) SH/P AMT S/P P/C  INV DSC   MANAGERS     SOLE    SHARED    NONE
AMERICAN HOME PRODS CORP       COMMON           026609107   435891 10503400 SH       SOLE                        0  4466500  6036900
AMERICAN INTL GROUP INC        COMMON           026874107   739540  8506568 SH       SOLE                        0  3632590  4873978
ANHEUSER BUSCH COS INC         COMMON           035229103   520768  7432900 SH       SOLE                        0  2997100  4435800
DISNEY WALT COMPANY            COMMON           254687106   327665 12602510 SH       SOLE                        0  5452016  7150494
ELECTRONIC DATA SYS NEW        COMMON           285661104   533843 10084400 SH       SOLE                        0  4276800  5807600
FEDERAL NATL MTG ASSN          COMMON           313586109   661485 10552109 SH       SOLE                        0  4457709  6094400
GANNETT INC                    COMMON           364730101   618045  8932900 SH       SOLE                        0  3794800  5138100
GENERAL ELEC CO                COMMON           369604103   459695  3877240 SH       SOLE                        0  1661340  2215900
HEINZ H J CO                   COMMON           423074103   274463  6382850 SH       SOLE                        0  2800950  3581900
KIMBERLY CLARK CORP            COMMON           494368103   182452  3458800 SH       SOLE                        0  1506000  1952800
NABISCO GROUP HLDG CORP        COMMON           62952P102   176751 11783400 SH       SOLE                        0  4249900  7533500
PEPSICO INC                    COMMON           713448108   411890 13504600 SH       SOLE                        0  5732700  7771900
PHILIP MORRIS COS              COMMON           718154107   322985  9447459 SH       SOLE                        0  3830300  5617159
SARA LEE CORP                  COMMON           803111103   144778  6193700 SH       SOLE                        0  2694500  3499200
WAL MART STORES INC            COMMON           931142103   553304 11633200 SH       SOLE                        0  4937400  6695800
WELLS FARGO & CO NEW           COMMON           949746101   717312 18102500 SH       SOLE                        0  7665900 10436600